Cash Flow Information Changes in Liabilities from Financing Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	$ 4,262	$ 4,476
Cash issuances	232	39
Repayments and dividends paid	(117)	(329)
New leases	5	5
Dividends declared	123	116
Foreign exchange impact	86	(36)
Other	17	(9)
Balance at end of the period	4,608	4,262	$ 4,476
Repayment of long-term debt	131	164	621
Net increase (decrease) in borrowings under credit facilities	143	(46)	449
Decrease in lease liabilities	(6)	(10)	(9)
Bank overdraft	1	3
Long-term debt and lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	3,469	3,669
Cash issuances	232	39
Repayments and dividends paid	6	(220)
New leases	5	5
Dividends declared	0	0
Foreign exchange impact	86	(36)
Other	11	12
Balance at end of the period	3,809	3,469	3,669
Exchangeable securities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	744	739
Cash issuances	0	0
Repayments and dividends paid	0	0
New leases	0	0
Dividends declared	0	0
Foreign exchange impact	0	0
Other	6	5
Balance at end of the period	750	744	739
Dividends payable (common and preferred)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	49	68
Cash issuances	0	0
Repayments and dividends paid	(123)	(109)
New leases	0	0
Dividends declared	123	116
Foreign exchange impact	0	0
Other	0	(26)
Balance at end of the period	$ 49	$ 49	$ 68